Voya Global Perspectives® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
924,845	Voya Emerging Markets Index Portfolio - Class I	$10,136,296	9.9
1,059,569	Voya Global Bond Fund - Class R6	10,246,029	10.0
1,206,444	Voya GNMA Income Fund - Class I	10,266,841	10.1
1,041,871	Voya High Yield Portfolio - Class I	10,252,006	10.0
385,964	Voya Index Plus LargeCap Portfolio - Class I	10,216,463	10.0
1,036,274	Voya International Index Portfolio - Class I	10,207,300	10.0
782,342	Voya MidCap Opportunities Portfolio - Class I	10,162,618	10.0
650,357	Voya Small Company Portfolio - Class I	10,178,083	10.0
934,934	Voya U.S. Bond Index Portfolio - Class I	10,256,227	10.1
800,716	VY® Clarion Global Real Estate Portfolio - Class I	10,225,148	10.0

	Total Mutual Funds
	(Cost $100,963,986)	102,147,011	100.1

	Liabilities in Excess of Other Assets	(54,312)	(0.1)
	Net Assets	$102,092,699	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Mutual Funds	$102,147,011	$–	$–	$102,147,011
Total Investments, at fair value	$102,147,011	$–	$–	$102,147,011

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$10,253,346	$1,310,622	$(1,497,104)	$69,432	$10,136,296	$249,274	$285,811	$-
Voya Global Bond Fund - Class R6	10,287,608	1,295,509	(1,631,835)	294,747	10,246,029	284,079	98,299	-
Voya GNMA Income Fund - Class I	10,260,307	1,447,045	(1,772,422)	331,911	10,266,841	228,699	(17,849)	-
Voya High Yield Portfolio - Class I	10,280,117	885,740	(1,730,175)	816,324	10,252,006	435,994	9,738	-
Voya Index Plus LargeCap Portfolio - Class I	10,314,679	1,296,744	(2,028,500)	633,540	10,216,463	166,223	221,732	915,116
Voya International Index Portfolio - Class I	10,256,499	631,299	(1,469,711)	789,213	10,207,300	328,084	160,026	-
Voya MidCap Opportunities Portfolio - Class I	10,337,372	1,429,732	(2,158,087)	553,601	10,162,618	9,962	223,074	1,227,933
Voya Small Company Portfolio - Class I	10,313,036	2,210,259	(3,268,309)	923,097	10,178,083	41,864	(744,067)	1,417,391
Voya U.S. Bond Index Portfolio - Class I	10,264,985	1,213,425	(1,887,689)	665,506	10,256,227	185,063	(10,032)	-
VY® Clarion Global Real Estate Portfolio - Class I	10,260,782	638,678	(2,346,824)	1,672,512	10,225,148	298,857	110,577	-
	$102,828,731	$12,359,053	$(19,790,656)	$6,749,883	$102,147,011	$2,228,099	$337,309	$3,560,440

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Global Perspectives® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited) (Continued)

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $103,383,688.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$3,346,061
Gross Unrealized Depreciation	(4,582,738)

Net Unrealized Depreciation	$(1,236,677)